Offerings - Offering: 1	Sep. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.001 par value per share
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	18.18
Maximum Aggregate Offering Price	$ 13,635,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,882.99
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional ordinary shares, par value $0.001 per share (the "Ordinary Shares") of Crescent Biopharma, Inc. (the "Registrant") that become issuable under the Crescent Biopharma, Inc. 2025 Employment Inducement Incentive Award Plan, as amended (the "Inducement Plan") by reason of any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding Ordinary Shares. The Proposed Maximum Offering Price per Unit and Maximum Aggregate Offering Price are estimated soley for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and based on the average of the high and low sale prices of the Ordinary Shares, as quoted on the Nasdaq Capital Market on September 16, 2026. The Amount Registered represents 750,000 additional Ordiaary Shares reserved for future issuance under the Inducement Plan.